UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on March 31, 2004 pursuant to a request for confidential treatment and for which that confidential treatment expired on June 30, 2004.

Report for the Calendar Year or Quarter Ended:  March 31, 2004

Check here if Amendment [ X ]; Amendment Number:     1
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202


Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Chief Legal Counsel
Phone:    410-345-6603

Signature, Place, and Date of Signing:





      /S/ Henry H. Hopkins        Baltimore, Maryland      August 24, 2004
              [Signature]            [City, State]           [Date]

Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE


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                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 6

Form 13F Information Table Value Total: 76577

List of Other Included Managers: NONE

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

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                                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY

        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------
ADVANCED FIBER COMMS INC       COMM STK         00754A105   26436  1020000   SH       SOLE              0        0  1020000
ATHEROS COMMUNICATIONS         COMM STK         04743P108    3422   200000   SH       SOLE              0        0   200000
CROWN CASTLE                   COMM STK         228227104   18945  1500000   SH       SOLE              0        0  1500000
ENDOLOGIX INC                  COMM STK         29266S106     264    47500   SH       SOLE              0        0    47500
GILEAD SCIENCES INC            COMM STK         375558103   22308   400000   SH       SOLE              0        0   400000
JUNIPER NETWORKS INC           COMM STK         48203R104    5202   200000   SH       SOLE              0        0   200000